Derivative Instruments - Balance Sheet Presentation Table (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
SPL Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized		$ (6)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheet		0
Derivative Assets (Liabilities), at Fair Value, Net		(6)
CQP Interest Rate Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	$ 21	16
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Derivative Assets (Liabilities), at Fair Value, Net	21	16
CQP Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized		(3)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheet		0
Derivative Assets (Liabilities), at Fair Value, Net		(3)
Liquefaction Supply Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	64	82
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheet	(6)	(2)
Derivative Assets (Liabilities), at Fair Value, Net	58	80
Liquefaction Supply Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(3)	(11)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheet	0	4
Derivative Assets (Liabilities), at Fair Value, Net	$ (3)	$ (7)